Property, plant and equipment (Details Textual) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of Property, plant and equipments [Line Items]
Contractual commitments for acquisition of property, plant and equipment	₨ 1,032,695	₨ 1,044,509
Property, plant and equipment, pledged as security	5,428,499	5,444,659
Purchase of other long-term assets, classified as investing activities	69,700	168,715
Buildings [member]
Disclosure of Property, plant and equipments [Line Items]
Recognised finance lease as assets	172,704	183,022
Property, plant and equipment, expenditures recognised in course of its construction	0	0
Machinery [member]
Disclosure of Property, plant and equipments [Line Items]
Recognised finance lease as assets	375,884	718,162
Vehicles [Member]
Disclosure of Property, plant and equipments [Line Items]
Recognised finance lease as assets	₨ 0	₨ 0